UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	2 Months Ended	3 Months Ended		6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021
General and administrative expenses	$ 35,012	$ 675,043		$ 1,038,239
Loss from operations		(675,043)		(1,038,239)
Other income (expenses)
Loss on excess of fair value over cash received for Private Placement warrants		0		(737,000)
Change in fair value of derivative warrant liabilities		(12,607,330)		(4,023,500)
Offering costs - derivative warrant liabilities				(1,080,020)
Interest income from investments held in Trust Account		6,728		15,330
Net loss	$ (35,012)	(13,275,645)	$ 6,412,216	(6,863,429)
Basic and diluted weighted average shares outstanding	8,750,000
Basic and diluted net loss per common share	$ 0.00
Class A Common Stock
Other income (expenses)
Interest income from investments held in Trust Account		6,728		15,330
Net loss	$ 0	$ 6,728		$ 15,330
Basic and diluted weighted average shares outstanding		40,250,000		40,250,000
Basic and diluted net loss per common share		$ 0.00		$ 0.00
Class B Common Stock
Other income (expenses)
Net loss	$ 0	$ (13,282,373)		$ (6,878,759)
Basic and diluted weighted average shares outstanding		10,062,500		9,982,735
Basic and diluted net loss per common share		$ (1.32)		$ (0.69)